Document And Entity Information	0 Months Ended
Jun. 11, 2014
Document And Entity Information
Document Type	497
Document Period End Date	Jun. 11, 2014
Registrant Name	ADVISORS INNER CIRCLE FUND
Central Index Key	0000878719
Amendment Flag	false
Document Creation Date	Jun. 11, 2014
Document Effective Date	Jun. 11, 2014
Prospectus Date	Jun. 10, 2014